Integration and Restructuring Costs	12 Months Ended
Apr. 30, 2016
Restructuring and Related Activities [Abstract]
Integration and Restructuring Costs

NOTE 3	INTEGRATION AND RESTRUCTURING COSTS

Integration Costs: Total one-time costs related to the Big Heart acquisition are anticipated to be approximately $275.0, of which approximately $50.0 are expected to be noncash charges. These costs are anticipated to be incurred through 2018 and primarily consist of employee-related costs, outside service and consulting costs, and other costs related to the acquisition. Employee separation costs include severance, retention bonuses, and relocation costs. Severance costs and retention bonuses are recognized over the estimated future service period of the affected employees and the remainder are expensed as incurred. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. Other costs include professional fees, information systems costs, and other miscellaneous expenditures associated with the integration, which are expensed as incurred. Of the total anticipated one-time costs, we expect to incur $120.0, $100.0, and $55.0 in employee-related costs, outside service and consulting costs, and other costs, respectively.

We incurred costs of $145.2 in 2016 related to the integration of Big Heart, resulting in total costs of $181.2 from the date of acquisition. The majority of these charges were reported in other special project costs in the Statements of Consolidated Income and are not allocated to segment profit. Total one-time costs related to the acquisition include $65.8, $72.1, and $43.3 of employee-related costs, outside service and consulting costs, and other costs, respectively, including noncash charges of $24.6, primarily consisting of share-based compensation and accelerated depreciation. In 2016, we incurred $52.4, $56.0, and $36.8 of employee-related costs, outside service and consulting costs, and other costs, respectively, including noncash charges of $18.9. The obligation related to severance costs and retention bonuses was $13.4 and $6.0 at April 30, 2016 and 2015, respectively.
Restructuring Costs: In addition to the integration costs discussed above, an organization optimization program was approved as part of our ongoing efforts to reduce costs, integrate, and optimize the combined organization, during the fourth quarter of 2016. Total restructuring costs are expected to be approximately $40.0, of which approximately half represents employee-related costs, with the remaining consisting of costs related to site preparation, equipment relocation, and production start-up. Included in the total restructuring costs are approximately $8.0 of noncash charges related to accelerated depreciation. In addition, we expect to invest approximately $15.0 to $17.0 in capital expenditures. We have incurred employee-related costs of $1.3 through April 30, 2016. The remaining costs are anticipated to be recognized through 2018, with the majority of the costs expected to be recognized in 2017. Upon completion, the restructuring plan will result in a reduction of approximately 125 full-time positions.

As part of this program, we will discontinue the production of coffee at our Harahan, Louisiana, facility and consolidate all roast and ground coffee production into one of our facilities in New Orleans, Louisiana, which we expect to complete by December 2017. Additionally, we will exit two leased facilities in Livermore, California, and consolidate all ancient grains and pasta production into our facility in Chico, California, which we expect to complete by January 2017.

During 2015, we completed a multi-year restructuring initiative that was focused on the coffee, fruit spreads, and Canadian pickle and condiment operations in an effort to achieve enhanced long-term strength and profitability of our leading brands. We incurred total restructuring costs of $263.6 through April 30, 2015. During the years ended April 30, 2015 and 2014, total restructuring charges of $15.4 and $20.8, respectively, were reported in the Statements of Consolidated Income, and there were no charges incurred in 2016. Of the total restructuring charges, $1.1 and $5.1 were reported in cost of products sold in the years ended April 30, 2015 and 2014, respectively. The remaining charges were reported in other special project costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that had been used at the affected production facilities prior to closure.